Share-based compensation - Share options plans assumptions - ESOP (Details) - Employee share option plans (ESOP)	12 Months Ended
	Dec. 31, 2024 CHF (SFr) Y SFr / shares	Dec. 31, 2023 CHF (SFr) Y SFr / shares
Share-based compensation
Weighted average fair value of share options granted | SFr	SFr 0.035	SFr 0.08
Weighted average share price per share at the grant date	SFr 0.057	SFr 0.14
Weighted average strike price per share	SFr 0.05	SFr 0.13
Weighted average volatility	64.62%	58.16%
Weighted average expected option life (years) | Y	6.25	6.25
Weighted average annual risk-free rate	0.84%	0.86%